UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31,

Date of reporting period:  NOVEMBER 30, 2010


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2010





[LOGO OF USAA]
   USAA(R)














                             [GRAPHIC OF USAA PRECIOUS METALS AND MINERALS FUND]

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       SEMIANNUAL REPORT
       USAA PRECIOUS METALS AND MINERALS FUND
       FUND SHARES o INSTITUTIONAL SHARES o ADVISER SHARES
       NOVEMBER 30, 2010

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FUND OBJECTIVE

LONG-TERM CAPITAL APPRECIATION AND TO PROTECT THE PURCHASING POWER OF SHAREHOLDERS' CAPITAL AGAINST INFLATION.

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TYPES OF INVESTMENTS

Normally invests at least 80% of the Fund's assets in equity securities of domestic and foreign companies principally engaged in the exploration, mining, or processing of gold and other precious metals and minerals.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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TABLE OF CONTENTS

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
PRESIDENT'S MESSAGE                                                           2

MANAGERS' COMMENTARY                                                          4

FUND RECOGNITION                                                              8

INVESTMENT OVERVIEW                                                          11

FINANCIAL INFORMATION

    Portfolio of Investments                                                 21

    Notes to Portfolio of Investments                                        25

    Financial Statements                                                     27

    Notes to Financial Statements                                            30

EXPENSE EXAMPLE                                                              47

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2011, USAA. All rights reserved.

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PRESIDENT'S MESSAGE

"I EXPECT THE ECONOMY TO CONTINUE                  [PHOTO OF DANIEL S. McNAMARA]
ITS SLOW, LOW-GROWTH RECOVERY"

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NOVEMBER 2010

The six-month reporting period was eventful and unquestionably tumultuous. But despite the ups and downs, economic and market conditions improved.

When the period began in June, investors were grappling with a host of worries -- Greece's debt crisis, regulatory changes related to the health care, financial and energy industries, the May "flash crash" in the U.S. stock market, and BP's oil spill in the Gulf of Mexico. Concern about the sustainability of the economic recovery also dampened investor sentiment as it became apparent that previous economic growth had been the result of government stimulus spending, such as the cash for clunkers program and the first-time homebuyer tax credit, not self-sustaining private sector demand. Job growth also failed to materialize and unemployment remained high. However, inflation was muted, giving the Federal Reserve (the Fed) the latitude to keep short-term rates low in a range between zero and 0.25%.

By summer, some of these uncertainties had been resolved. Congress passed financial and health care legislation. The turmoil in Europe abated as the European Union bailed out Greece, and the stress tests on European banks suggested, perhaps prematurely, that they were stronger than previously believed. Corporate earnings, driven by surprisingly strong revenue growth, were better than expected. The Fed also telegraphed its intention to resume quantitative easing (QE2) in support of the U.S. economy. This suggested that short-term and overnight interest rates would remain low for a prolonged period, perhaps between 12 and 18 months.

The reduced uncertainty sparked a strong, broad-based rally across multiple asset classes, including U.S. and international equities, the emerging markets, fixed income, and precious metals and minerals. The rally continued as the Fed provided the details for QE2: the purchase of up to $600 billion in long-term U.S. Treasuries. Meanwhile, the mid-term elections turned out as many had anticipated with the Republicans taking control of the House of

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2  | USAA PRECIOUS METALS AND MINERALS FUND
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Representatives and the Democrats holding their majority in the Senate. It was widely believed that at the end of the day the Bush tax cuts would be extended in a compromise that could include all taxpayers.

Although new geopolitical concerns emerged in November, the markets generally ignored the news and continued to rally. The dollar, which had declined in anticipation of renewed quantitative easing, rebounded in response to questions about Ireland's solvency and tensions between North and South Korea.

On a more positive note, third-quarter U.S. gross domestic product was revised upwards and retailers reported strong November sales in advance of the holiday season, suggesting to some observers that the U.S. economic recovery could be gaining momentum despite persistently high unemployment. However, I expect the economy to continue its slow, low-growth recovery. Furthermore, given that bond yields are near historic lows, I think bond investors anticipate a prolonged period of low interest rates.

Under the circumstances, investors would be well-advised to be mindful of their time horizons and resist the temptation to stretch their risk tolerance in pursuit of higher returns. They should remain disciplined and stick to their investment plans. If you would like to revisit or refine YOUR plan, please call 800-531-8722 and speak to one of USAA's dedicated service representatives. They stand ready to help you -- free of charge.

Rest assured we will continue doing all we can to help you achieve your long-term financial goals. At USAA Investment Management Company, we have some of the finest investment professionals in the industry managing your assets. Thank you once again for the opportunity to serve your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

As interest rates rise, existing bond prices fall.

INVESTING IN SECURITIES PRODUCTS INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

Past performance is no guarantee of future results.

Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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                                                        PRESIDENT'S MESSAGE |  3
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MANAGERS' COMMENTARY ON THE FUND

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[PHOTO OF         MARK JOHNSON, CFA           [PHOTO OF       DAN DENBOW, CFA
MARK JOHNSON]     USAA Investment             DAN DENBOW]     USAA Investment
                  Management Company                          Management Company

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o HOW DID THE USAA PRECIOUS METALS AND MINERALS FUND (THE FUND SHARES) PERFORM
  DURING THE REPORTING PERIOD?

  For the six-month period ended November 30, 2010, the Fund Shares had a total return of 22.92%. This compares to returns of 27.75% for the Lipper Precious Metals Funds Index, 9.50% for the S&P 500 Index, 14.58% for London Gold, and 23.05% for the Philadelphia Gold & Silver Index.

o PLEASE REVIEW THE PERFORMANCE OF GOLD DURING THE REPORTING PERIOD.

  After experiencing some initial softening, gold prices strengthened over most of the reporting period. Gold began the reporting period at $1,216.20 an ounce and reached a low of $1,157.03 an ounce on July 28, 2010, before resuming its upward trend. The price of gold reached a high of $1,424.60 an ounce on November 9, 2010, and closed the month of November at $1,386.02 an ounce, for an increase of roughly 14% over the six months.

  Refer to pages 13, 16 and 19 for benchmark definitions.

  Foreign and precious metals and minerals investing are subject to additional risks, such as currency fluctuations, market illiquidity, and political instability.

  Past performance is no guarantee of future results.

  High double digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

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4  | USAA PRECIOUS METALS AND MINERALS FUND
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  By contrast, the U.S. dollar declined versus most other currencies over the six months. After reaching a low during the reporting period on November 4, 2010, the dollar strengthened over the rest of the month, trimming by roughly half its losses for the full period.

  The principal driver of gold prices continued to be fear of inflation and currency debasement resulting from the unprecedented levels of government debt incurred as countries have sought to re-float their economies in the wake of financial crisis. In addition, gold continued to benefit during the reporting period from a flight-to-safety trend occasioned by concerns over debt problems in the eurozone. In particular, fears have ebbed and flowed over the possibility that the sovereign debt issues in nations such as Portugal, Italy, Ireland, Greece, and Spain are precursors of a wider crisis that could stall the global recovery.

  As the reporting period progressed, increased talk of quantitative easing in the United States and elsewhere became the primary factor supporting gold prices. Briefly, quantitative easing describes the practice of governments creating money that is used to buy fixed-income securities from domestic banks. This can help lower interest rate levels and, by increasing bank reserves, encourage increased lending. At the same time, because it increases the money supply, quantitative easing tends to devalue the currency involved and stimulate exports.

o PLEASE DISCUSS THE PRINCIPAL FACTORS IN THE FUND'S PERFORMANCE FOR THE REPORTING PERIOD.

  The Fund's performance was strongly positive in absolute terms, as gold-oriented stocks continued to rise. On a relative basis, Fund returns were constrained by our focus on larger, more established gold producers. These stocks lagged for much of the six months as the market for gold stocks was driven by takeover speculation with respect to junior companies with relatively unproven reserves. During the reporting period, two small companies became the subject of

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                                           MANAGERS' COMMENTARY ON THE FUND |  5
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  acquisition discussions and a transaction was finalized for a third. The flurry of deals sparked an increase in takeover speculation that benefited smaller-capitalization stocks generally during the reporting period. This willingness on the part of large, producing companies to pay premium prices for junior companies on a somewhat speculative basis is reflective of the current high price of gold.

  Our modest exposure to platinum stocks also held back performance to a degree, as platinum prices have not kept pace with increases for gold and silver.

  The leading positive contributor to the Fund's relative performance was Red Back Mining, Inc. The company, which has a major mining operation in West Africa, was bought out by fellow producer Kinross Gold Corp. at a substantial premium. Our exposure to Canadian silver producer Silver Wheaton Corp. was another highlight for performance. The company was well positioned to benefit as the price of silver rose by more than 50% over the reporting period.

  With respect to the Fund's asset allocation, we ended the reporting period with 82.2% of assets in gold stocks, 7.9% in silver stocks, 5.4% in platinum stocks, and 4.5% in cash.

o WHAT IS YOUR OUTLOOK FOR GOLD AND GOLD STOCKS?

  Despite the recent strength in the stocks of less-established mining companies, we see better value among more senior producers, and that is where we have focused recent purchases in the Fund. In this vein, we added to our holdings of both Goldcorp, Inc. and Barrick Gold Corp. during the reporting period, to the point where both are now among the Fund's five largest holdings. Both companies have large-scale, diverse mining operations and are low-cost producers, traits that should speak to sustainable earnings growth.

  More broadly, we believe the same factors that have driven gold prices upward over the last several quarters remain in place. Our outlook is for continued downward pressure on the dollar as the

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6  | USAA PRECIOUS METALS AND MINERALS FUND
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  Federal Reserve (the Fed) implements another round of quantitative easing.
  With nations ranging from China to Germany to Brazil expressing concern over the potential implications of a weaker dollar, a global competition among nations defending their exports could lead to a widespread debasement in fiat currencies. We anticipate that the trend toward weakening currencies will continue until inflation again registers as an area of concern. With a de-leveraging consumer counteracting efforts to stimulate the economy, it could be some time before the Fed and other central banks see the need to begin tightening policies. This dynamic would be supportive of further increases in the price of gold.

  Developments with respect to European sovereign debt, including a bailout of Ireland and the prospect of similar action being required on behalf of other peripheral countries, could also drive gold higher. Finally, geopolitical tensions as exemplified by recent saber rattling on the Korean peninsula could contribute to an environment of uncertainty that would benefit gold.

  Regardless of the direction of gold prices, we will continue to adhere to the same systematic, disciplined investment process and strong focus on individual company fundamentals that have led the Fund to its impressive long-term track record. Gold remains a volatile asset class, and for most investors the primary purpose of an investment in gold and other precious metals and minerals should be to gain added portfolio diversification. In particular, gold has historically been an effective counterbalance during periods of inflation, currency debasement, and economic turmoil. The performance of the Fund tends to be largely uncorrelated to that of other USAA fund offerings, meaning that a relatively small investment can have a significant beneficial effect on your portfolio's diversification. Thank you for your continued confidence in and investment in the Fund.

  Past performance is no guarantee of future results. o Foreign and precious metals and minerals investing are subject to additional risks, such as currency fluctuations, market illiquidity, and political instability.
  o Diversification does not guarantee a profit or prevent a loss.

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                                           MANAGERS' COMMENTARY ON THE FUND |  7
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FUND RECOGNITION

USAA PRECIOUS METALS AND MINERALS FUND SHARES

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                         OVERALL MORNINGSTAR RATING(TM)
                     out of 71 equity precious metals funds
                     for the period ended November 30, 2010:

                                 OVERALL RATING
                                 *   *   *   *

                                     3-YEAR
                                    *  *  *
                                 out of 71 funds

                                     5-YEAR
                                   *  *  *  *
                                 out of 60 funds

                                     10-YEAR
                                     * * * *
                                 out of 38 funds

The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

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PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

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8  | USAA PRECIOUS METALS AND MINERALS FUND
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 [LOGO OF     [LOGO OF      [LOGO OF      [LOGO OF      [LOGO OF      [LOGO OF
LIPPER FUND  LIPPER FUND   LIPPER FUND   LIPPER FUND   LIPPER FUND   LIPPER FUND
  AWARDS       AWARDS        AWARDS        AWARDS        AWARDS        AWARDS
 US 2010]     US 2009]      US 2008]      US 2007]      US 2006]      US 2005]

FOR THE SIXTH YEAR IN A ROW, LIPPER INC. HAS RECOGNIZED THE USAA PRECIOUS METALS AND MINERALS FUND AS BEST IN ITS CATEGORY FOR CONSISTENT RETURN:

                          LIPPER FUND AWARDS 2005-2010

Lipper named the Fund "Best Fund Over 10 Years" for the Gold Oriented Funds category for the 10-year periods ended December 31, 2009, 2008, 2007, 2006, 2005, and 2004. The Precious Metals and Minerals Fund was chosen among 29 Gold Oriented Funds for the 10-year period ended December 31, 2009, among 28 Gold Oriented Funds for the 10-year period ended December 31, 2008, among 24 Gold Oriented Funds for the 10-year period ended December 31, 2007, among 23 Gold Oriented Funds for the 10-year period ended December 31, 2006, among 21 Gold Oriented Funds for the 10-year period ended 2005, and among 19 Gold Oriented Funds for the 10-year period ended 2004.

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For the three- and five-year periods ended December 31, 2009, the Fund was ranked 4 of 59 and 1 of 51 Gold Oriented funds, respectively. For the three- and five-year periods ended December 31, 2008, the Fund was ranked 3 of 52 and 1 of 48 Gold Oriented funds, respectively. For the three- and five-year periods ended December 31, 2007, the Fund was ranked 6 of 50 and 2 of 44 Gold Oriented funds, respectively. For the three- and five-year periods ended December 31, 2006, the Fund was ranked 3 of 49 and 4 of 38 Gold Oriented funds, respectively. For the three- and five-year periods ended December 31, 2005, the Fund was ranked 2 of 46 and 1 of 34 Gold Oriented funds, respectively. For the three- and five-year periods ended December 31, 2004, the Fund was ranked 8 of 39 and 2 of 30 Gold Oriented funds, respectively. The Lipper Fund Awards program highlights funds that have excelled in delivering consistently strong risk-adjusted performance, relative to peers. The Lipper Fund Awards are awarded to funds in 21 countries in Asia, Europe, and the Americas. Lipper designates award-winning funds in most individual classifications for the three-, five-, and ten-year periods. In addition, the Lipper Fund Awards program spotlights fund families with high average scores for all funds within a particular asset class or overall. Past performance is no guarantee of future results.

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                                                           FUND RECOGNITION |  9
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                            LIPPER LEADERS (OVERALL)

                            [5]                     [5]

                       TOTAL RETURN             CONSISTENT
                                                  RETURN

The Precious Metals and Minerals Fund Shares are listed as a Lipper Leader for Total Return and Consistent Return among 67 funds within the Lipper Precious Metals Funds category for the overall period ended November 30, 2010. The Fund Shares received a Lipper Leader rating for Total Return and Consistent Return among 52 and 32 funds for the five- and 10-year periods, respectively. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers as of November 30, 2010. Lipper ratings for Consistent Return reflect funds' historical risk-adjusted returns, adjusted for volatility, relative to peers as of November 30, 2010.

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Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Total Return and Consistent Return metrics over three-, five-, and 10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at WWW.LIPPERLEADERS.COM. Lipper Leader Copyright 2010, Reuters, All Rights Reserved.

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10  | USAA PRECIOUS METALS AND MINERALS FUND
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INVESTMENT OVERVIEW

USAA PRECIOUS METALS AND MINERALS FUND SHARES (Ticker Symbol: USAGX)


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                                              11/30/10               5/31/10
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Net Assets                                $2,283.4 Million      $1,767.2 Million
Net Asset Value Per Share                      $45.33                $36.87


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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/10
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    5/31/10 to 11/30/10*       1 Year          5 Years             10 Years
           22.92%              27.94%           27.72%              31.39%


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                                 EXPENSE RATIO**
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                                      1.21%
               (Includes acquired fund fees and expenses of .01%)


High double digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

**THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE FUND SHARES' PROSPECTUS DATED OCTOBER 1, 2010, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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                                                       INVESTMENT OVERVIEW |  11
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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                 USAA PRECIOUS
              METALS AND MINERALS     LIPPER PRECIOUS                      PHILADELPHIA GOLD &
                 FUND SHARES         METALS FUNDS INDEX     LONDON GOLD    SILVER INDEX (XAU)     S&P 500 INDEX
11/30/00          $10,000.00            $10,000.00          $10,000.00        $10,000.00            $10,000.00
12/31/00           10,981.41             10,931.78           10,198.81         10,922.10             10,048.94
01/31/01           10,829.49             10,917.75            9,829.06         10,380.35             10,405.47
02/28/01           11,306.95             11,365.85            9,910.81         11,219.71              9,456.68
03/31/01           10,373.74             10,328.54            9,576.37         10,167.40              8,857.60
04/30/01           12,066.53             11,857.87            9,778.89         11,783.24              9,545.92
05/31/01           12,674.20             12,403.99            9,940.54         12,235.72              9,609.88
06/30/01           13,108.24             12,485.68           10,055.74         11,407.44              9,375.99
07/31/01           12,370.36             11,821.24            9,881.09         11,366.73              9,283.69
08/31/01           13,195.05             12,493.71           10,144.93         12,167.74              8,702.51
09/30/01           13,781.02             12,902.07           10,891.86         12,435.11              7,999.77
10/31/01           13,498.89             12,632.60           10,358.60         11,736.72              8,152.31
11/30/01           13,607.40             12,636.74           10,237.83         11,341.40              8,777.65
12/31/01           14,382.17             13,253.84           10,274.99         11,747.36              8,854.54
01/31/02           16,283.76             14,753.29           10,490.52         13,236.54              8,725.33
02/28/02           18,119.78             16,243.34           11,031.22         14,113.07              8,557.06
03/31/02           19,977.66             17,813.77           11,200.30         15,362.79              8,878.88
04/30/02           21,179.82             18,883.01           11,452.99         16,028.11              8,340.57
05/31/02           25,595.01             22,383.07           12,136.75         18,303.16              8,279.13
06/30/02           22,119.69             19,645.19           11,835.75         15,532.79              7,689.41
07/31/02           18,360.21             16,285.65           11,321.07         13,159.23              7,090.14
08/31/02           21,595.11             18,912.96           11,623.93         15,212.51              7,136.53
09/30/02           21,638.82             19,066.14           12,028.99         15,275.75              6,360.94
10/31/02           19,868.38             17,477.42           11,776.29         13,895.80              6,920.80
11/30/02           19,955.81             17,507.12           11,856.19         13,882.66              7,328.16
12/31/02           24,105.87             21,303.80           12,902.27         16,839.74              6,897.64
01/31/03           24,764.13             21,509.25           13,656.63         16,892.40              6,716.95
02/28/03           22,834.75             20,202.36           12,911.56         15,895.40              6,616.17
03/31/03           21,586.33             18,715.02           12,443.33         14,788.63              6,680.41
04/30/03           21,654.42             18,660.61           12,513.94         14,436.57              7,230.67
05/31/03           24,287.46             20,796.92           13,429.95         16,262.25              7,611.64
06/30/03           25,263.49             21,414.02           12,857.67         17,416.63              7,708.74
07/31/03           27,102.08             22,604.17           13,182.83         17,968.02              7,844.65
08/31/03           31,278.61             25,843.08           13,957.64         20,227.87              7,997.64
09/30/03           32,776.72             26,763.49           14,418.43         20,266.53              7,912.71
10/31/03           37,384.52             29,950.03           14,353.40         21,821.68              8,360.34
11/30/03           42,514.40             32,471.41           14,803.05         24,416.65              8,433.89
12/31/03           41,324.28             32,884.96           15,468.23         24,241.68              8,876.20
01/31/04           37,132.31             29,808.26           14,855.07         21,306.98              9,039.13
02/29/04           37,632.49             30,388.01           14,710.14         22,289.62              9,164.76
03/31/04           40,181.02             32,206.04           15,745.08         23,459.00              9,026.50
04/30/04           31,963.80             25,494.42           14,437.01         18,327.11              8,884.80
05/31/04           34,583.78             27,414.30           14,613.53         20,116.24              9,006.72
06/30/04           33,511.97             26,567.44           14,708.29         19,328.69              9,181.86
07/31/04           32,368.70             26,086.65           14,544.78         19,492.69              8,877.97
08/31/04           34,369.42             27,791.63           15,133.78         21,281.01              8,913.88
09/30/04           36,775.04             30,375.70           15,445.93         22,904.07              9,010.42
10/31/04           37,608.67             30,977.39           15,813.82         23,248.20              9,148.08
11/30/04           39,204.48             32,651.58           16,848.76         24,029.11              9,518.22
12/31/04           36,881.40             30,859.17           16,187.29         22,376.60              9,842.11
01/31/05           34,860.50             29,243.10           15,687.48         20,600.04              9,602.21
02/28/05           37,242.28             31,519.46           16,181.72         22,338.23              9,804.28
03/31/05           35,558.19             29,864.45           15,886.29         21,201.32              9,630.67
04/30/05           32,238.15             27,016.12           16,191.01         18,903.10              9,448.02
05/31/05           32,719.31             27,396.97           15,401.34         19,558.05              9,748.64
06/30/05           36,063.42             29,689.29           16,243.03         21,086.87              9,762.48
07/31/05           35,726.60             29,699.15           15,942.03         20,590.59             10,125.53
08/31/05           37,915.91             31,074.88           16,099.96         21,762.11             10,033.14
09/30/05           43,665.85             36,020.57           17,586.40         25,697.87             10,114.41
10/31/05           40,730.73             33,686.89           17,493.50         24,223.28              9,945.79
11/30/05           45,109.35             37,110.84           18,418.80         26,127.52             10,321.96
12/31/05           51,358.35             41,174.53           19,063.55         29,213.00             10,325.50
01/31/06           59,675.58             48,915.26           21,135.27         35,199.35             10,598.95
02/28/06           56,838.51             45,704.81           20,661.46         30,452.72             10,627.71
03/31/06           63,288.61             50,228.06           21,627.65         32,386.71             10,760.00
04/30/06           71,169.38             56,298.10           23,931.62         36,174.95             10,904.48
05/31/06           64,913.26             51,437.00           24,266.07         32,652.38             10,590.64
06/30/06           65,567.97             51,130.42           22,798.22         32,924.64             10,604.99
07/31/06           65,713.46             51,154.32           23,504.27         32,547.39             10,670.41
08/31/06           69,035.51             52,880.71           23,169.83         33,709.16             10,924.29
09/30/06           62,439.91             48,102.42           22,268.67         29,555.18             11,205.81
10/31/06           67,289.62             51,691.97           22,435.90         31,618.99             11,570.97
11/30/06           75,121.89             56,775.72           24,031.96         34,402.29             11,791.00
12/31/06           73,542.22             55,557.46           23,485.69         32,871.52             11,956.40
01/31/07           74,151.10             55,208.01           24,173.17         32,348.50             12,137.22
02/28/07           75,660.07             56,289.99           24,682.27         32,316.90             11,899.83
03/31/07           75,898.33             56,833.27           24,591.23         31,740.69             12,032.93
04/30/07           75,924.80             57,880.11           25,157.93         31,780.97             12,565.93
05/31/07           76,401.31             58,174.52           24,492.75         32,438.20             13,004.42
06/30/07           75,157.08             57,387.23           24,173.17         31,567.04             12,788.37
07/31/07           76,454.26             58,847.96           24,730.58         34,558.55             12,391.87
08/31/07           73,595.17             55,482.62           24,972.13         32,741.84             12,577.63
09/30/07           89,028.97             67,188.41           27,610.55         39,262.84             13,048.02
10/31/07          101,577.21             75,567.26           29,338.54         43,794.05             13,255.57
11/30/07           90,961.51             68,201.43           29,115.57         39,860.03             12,701.40
12/31/07           93,896.92             69,164.61           30,982.91         40,397.54             12,613.28
01/31/08          102,183.64             73,923.46           34,308.81         43,461.57             11,856.72
02/29/08          111,076.71             80,252.16           36,101.82         45,868.08             11,471.54
03/31/08          101,894.90             73,050.80           34,689.71         41,264.76             11,422.01
04/30/08           95,369.47             68,972.92           32,367.15         40,014.52             11,978.30
05/31/08          102,559.00             73,627.85           32,915.27         42,451.89             12,133.45
06/30/08          106,341.44             74,926.43           34,568.93         45,699.03             11,110.55
07/31/08           94,705.38             65,952.61           34,113.71         39,552.51             11,017.16
08/31/08           83,906.66             58,310.12           30,955.04         34,992.11             11,176.52
09/30/08           74,060.76             51,116.86           32,868.82         30,787.45             10,180.61
10/31/08           43,887.86             31,669.67           27,155.33         19,064.52              8,470.80
11/30/08           54,195.73             37,261.73           30,267.56         23,937.37              7,862.98
12/31/08           70,821.12             46,624.02           32,320.70         29,196.00              7,946.64
01/31/09           70,088.61             46,728.92           34,169.45         29,235.97              7,276.85
02/28/09           70,521.46             46,595.13           35,377.18         28,091.44              6,502.03
03/31/09           80,010.89             52,252.02           34,057.97         31,744.03              7,071.57
04/30/09           74,483.71             49,240.86           32,822.37         28,332.50              7,748.39
05/31/09           98,190.64             63,963.75           36,250.46         37,845.19              8,181.78
06/30/09           85,304.99             56,783.90           34,726.87         32,863.63              8,198.01
07/31/09           91,697.87             60,707.33           34,894.09         35,135.20              8,818.08
08/31/09           92,363.80             61,249.04           35,507.25         34,783.63              9,136.45
09/30/09          104,117.37             68,854.70           37,002.97         39,155.17              9,477.38
10/31/09          100,521.38             66,617.20           38,647.34         37,081.28              9,301.32
11/30/09          119,833.20             78,951.51           43,691.94         43,536.46              9,859.24
12/31/09          115,019.86             74,553.45           40,412.49         39,886.15             10,049.68
01/31/10          103,551.70             67,486.25           40,078.04         35,083.46              9,688.16
02/28/10          110,791.19             72,199.80           41,183.57         38,289.84              9,988.27
03/31/10          113,869.66             75,194.42           41,452.99         39,244.63             10,591.01
04/30/10          128,145.65             83,307.82           43,822.00         42,536.12             10,758.22
05/31/10          124,728.89             80,494.43           44,871.79         41,366.21              9,899.17
06/30/10          127,502.90             82,513.48           46,228.17         42,260.75              9,380.96
07/31/10          123,612.52             80,785.17           43,441.10         40,408.67             10,038.22
08/31/10          136,129.38             88,370.76           46,302.49         44,123.64              9,585.05
09/30/10          146,210.54             95,445.86           48,569.31         46,965.25             10,440.47
10/31/10          147,699.03             99,138.76           50,046.45         48,747.30             10,837.72
11/30/10          153,314.72            102,833.71           51,412.11         50,899.01             10,839.11

                                   [END CHART]

                    Data from 11/30/00 to 11/30/10.

                    See next page for benchmark definitions.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

12  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

The graph on page 12 illustrates the comparison of a $10,000 hypothetical investment in the USAA Precious Metals and Minerals Fund Shares to the following benchmarks:

o The unmanaged Lipper Precious Metals Funds Index tracks the total return performance of the 10 largest funds within the Lipper Gold Oriented Funds category.

o London Gold represents the performance of gold bullion by tracking the price of gold set in London.

o The Philadelphia Gold & Silver Index, typically referred to as the XAU, is an unmanaged capitalization-weighted index composed of 16 companies in the gold and silver mining industry.

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

USAA PRECIOUS METALS AND MINERALS FUND INSTITUTIONAL SHARES*


--------------------------------------------------------------------------------
                                            11/30/10               5/31/10
--------------------------------------------------------------------------------

Net Assets                               $55.0 Million          $40.2 Million
Net Asset Value Per Share                   $45.48                 $36.95


--------------------------------------------------------------------------------
                    AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/10
--------------------------------------------------------------------------------
  5/31/10 to 11/30/10**           1 Year               Since Inception 8/01/08
        23.09%                    28.31%                       25.16%


--------------------------------------------------------------------------------
                                 EXPENSE RATIO***
--------------------------------------------------------------------------------

                                     0.91%


High double digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

*The USAA Precious Metals and Minerals Fund Institutional Shares (Institutional Shares) commenced operations on August 1, 2008, and are not offered for sale directly to the general public. The Institutional Shares are available only to the USAA Target Retirement Funds.

**Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

***THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE INSTITUTIONAL SHARES' PROSPECTUS DATED OCTOBER 1, 2010, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

14  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

             USAA PRECIOUS METALS
              AND MINERALS FUND       LIPPER PRECIOUS                   PHILADELPHIA GOLD &
            INSTITUTIONAL SHARES    METALS FUNDS INDEX    LONDON GOLD    SILVER INDEX (XAU)    S&P 500 INDEX
07/31/08         $10,000.00            $10,000.00         $10,000.00        $10,000.00          $10,000.00
08/31/08           9,184.58              8,841.22           9,074.07          8,847.00           10,144.65
09/30/08           8,106.83              7,750.54           9,635.08          7,783.94            9,240.68
10/31/08           4,804.05              4,801.88           7,960.24          4,820.05            7,688.73
11/30/08           5,932.36              5,649.77           8,872.55          6,052.05            7,137.03
12/31/08           7,755.85              7,069.32           9,474.40          7,381.58            7,212.97
01/31/09           7,675.67              7,085.23          10,016.34          7,391.68            6,605.01
02/28/09           7,726.70              7,064.94          10,370.37          7,102.32            5,901.73
03/31/09           8,769.07              7,922.66           9,983.66          8,025.79            6,418.69
04/30/09           8,167.70              7,466.10           9,621.46          7,163.26            7,033.02
05/31/09          10,766.35              9,698.44          10,626.36          9,568.34            7,426.40
06/30/09           9,359.51              8,609.80          10,179.74          8,308.86            7,441.13
07/31/09          10,062.93              9,204.69          10,228.76          8,883.18            8,003.96
08/31/09          10,135.82              9,286.83          10,408.50          8,794.29            8,292.93
09/30/09          11,429.68             10,440.02          10,846.95          9,899.54            8,602.38
10/31/09          11,036.06             10,100.77          11,328.98          9,375.20            8,442.58
11/30/09          13,160.90             11,970.94          12,807.73         11,007.26            8,948.99
12/31/09          12,631.29             11,304.09          11,846.41         10,084.35            9,121.85
01/31/10          11,376.33             10,232.54          11,748.37          8,870.10            8,793.70
02/28/10          12,174.60             10,947.22          12,072.44          9,680.76            9,066.11
03/31/10          12,516.19             11,401.28          12,151.42          9,922.16            9,613.20
04/30/10          14,090.46             12,631.46          12,845.86         10,754.34            9,764.97
05/31/10          13,719.17             12,204.89          13,153.59         10,458.55            8,985.23
06/30/10          14,027.34             12,511.02          13,551.20         10,684.72            8,514.87
07/31/10          13,604.07             12,248.97          12,734.20         10,216.46            9,111.44
08/31/10          14,981.55             13,399.13          13,572.98         11,155.71            8,700.12
09/30/10          16,095.42             14,471.88          14,237.47         11,874.15            9,476.55
10/31/10          16,262.50             15,031.81          14,670.48         12,324.70            9,837.13
11/30/10          16,886.27             15,592.06          15,070.81         12,868.72            9,838.39

                                   [END CHART]

                    *Data from 7/31/08 to 11/30/10.

                     See next page for benchmark definitions.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*The performance of London Gold, the S&P 500 Index, the Philadelphia Gold & Silver Index, and the Lipper Gold Funds Index is calculated from the end of the month, July 31, 2008, while the Institutional Shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

The graph on page 15 illustrates the comparison of a $10,000 hypothetical investment in the USAA Precious Metals and Minerals Fund Institutional Shares to the following benchmarks:

o London Gold represents the performance of gold bullion by tracking the price of gold set in London.

o The unmanaged Lipper Precious Metals Funds Index tracks the total return performance of the 10 largest funds within the Lipper Gold Oriented Funds category.

o The Philadelphia Gold & Silver Index, typically referred to as the XAU, is an unmanaged capitalization-weighted index composed of 16 companies in the gold and silver mining industry.

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

================================================================================

16  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

USAA PRECIOUS METALS AND MINERALS FUND ADVISER SHARES*
(Ticker Symbol: UPMMX)

--------------------------------------------------------------------------------
                                                                   11/30/10
--------------------------------------------------------------------------------

Net Assets                                                       $6.0 Million
Net Asset Value Per Share                                           $45.28


--------------------------------------------------------------------------------
                    AVERAGE ANNUAL TOTAL RETURN AS OF 11/30/10
--------------------------------------------------------------------------------
                            Since Inception 8/01/10**

                                      24.16%


--------------------------------------------------------------------------------
                                EXPENSE RATIO***
--------------------------------------------------------------------------------

    Before Reimbursement 1.72%                     After Reimbursement 1.45%


*The USAA Precious Metals and Minerals Adviser Shares (Adviser Shares) commenced operations on August 1, 2010, and do not have a full calendar year of performance.

**Total returns for periods of less than one year are not annualized. This return is cumulative.

***USAA INVESTMENT MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH OCTOBER 1, 2011, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES TO LIMIT THE EXPENSES OF THE ADVISER SHARES OF THE FUND SO THAT THE TOTAL ANNUAL OPERATING EXPENSES (EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 1.45% OF THE ADVISER SHARES' AVERAGE DAILY NET ASSETS. THIS ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER OCTOBER 1, 2011.

Past performance is no guarantee of future results.

No adjustment has been made for taxes payable by shareholders on their reinvested net investment income and realized capital gain distributions.

================================================================================

                                                       INVESTMENT OVERVIEW |  17

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                               USAA PRECIOUS METALS
                 LIPPER PRECIOUS          PHILADELPHIA GOLD &   AND MINERALS FUND
                METALS FUNDS INDEX        SILVER INDEX (XAU)     ADVISER SHARES        LONDON GOLD      S&P 500 INDEX
07/31/10           $10,000.00                $10,000.00            $10,000.00           $10,000.00        $10,000.00
08/31/10            10,938.98                 10,919.35             11,030.98            10,658.68          9,548.56
09/30/10            11,814.77                 11,622.57             11,845.35            11,180.50         10,400.72
10/31/10            12,271.90                 12,063.57             11,963.26            11,520.53         10,796.45
11/30/10            12,729.28                 12,596.06             12,415.68            11,834.90         10,797.84

                                   [END CHART]

                    *Data from 7/31/10 to 11/30/10.

                     See next page for benchmark definitions.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*The performance of London Gold, the S&P 500 Index, the Philadelphia Gold & Silver Index, and the Lipper Gold Funds Index is calculated from the end of the month, July 31, 2010, while the Adviser Shares' inception date is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

================================================================================

18  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

The graph on page 18 illustrates the comparison of a $10,000 hypothetical investment in the USAA Precious Metals and Minerals Fund Adviser Shares to the following benchmarks:

o The unmanaged Lipper Precious Metals Funds Index tracks the total return performance of the 10 largest funds within the Lipper Gold Oriented Funds category.

o London Gold represents the performance of gold bullion by tracking the price of gold set in London.

o The Philadelphia Gold & Silver Index, typically referred to as the XAU, is an unmanaged capitalization-weighted index composed of 16 companies in the gold and silver mining industry.

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

================================================================================

                                                       INVESTMENT OVERVIEW |  19

================================================================================

                             TOP 10 EQUITY HOLDINGS
                                 AS OF 11/30/10
                                (% of Net Assets)

Kinross Gold Corp. .......................................................  6.2%
Newcrest Mining Ltd. .....................................................  6.2%
Barrick Gold Corp. .......................................................  5.7%
Silver Wheaton Corp. .....................................................  5.5%
Goldcorp, Inc. ...........................................................  5.5%
Agnico-Eagle Mines Ltd. ..................................................  5.1%
Eldorado Gold Corp. ......................................................  4.2%
Impala Platinum Holdings Ltd. ............................................  3.8%
Newmont Mining Corp. .....................................................  3.8%
Randgold Resources Ltd. ADR...............................................  3.7%

                       o ASSET ALLOCATION* -- 11/30/2010 o

                         [PIE CHART OF ASSET ALLOCATION]

GOLD                                                                       82.2%
SILVER                                                                      7.9%
PLATINUM GROUP METALS                                                       5.4%
MONEY MARKET INSTRUMENTS                                                    4.5%

                                   [END CHART]

* Excludes short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 21-24.

================================================================================

20  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2010 (unaudited)

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             EQUITY SECURITIES (95.5%)

             COMMON STOCKS (95.1%)
             ---------------------
             GOLD (81.9%)

             AFRICAN GOLD COMPANIES (6.8%)
  1,825,000  AngloGold Ashanti Ltd. ADR                               $   85,465
  4,400,000  Gold Fields Ltd. ADR                                         73,436
                                                                      ----------
                                                                         158,901
                                                                      ----------
             AUSTRALIAN GOLD COMPANIES (8.0%)
 16,000,000  Centamin Egypt Ltd.*                                         46,291
  3,700,000  Kingsgate Consolidated Ltd.(a)                               35,571
  3,800,000  Newcrest Mining Ltd.                                        144,417
  2,900,000  Perseus Mining Ltd.*                                          8,983
                                                                      ----------
                                                                         235,262
                                                                      ----------
             EUROPEAN GOLD COMPANIES (3.7%)
    920,000  Randgold Resources Ltd. ADR                                  86,535
                                                                      ----------
             NORTH AMERICAN GOLD COMPANIES (60.6%)
  1,400,000  Agnico-Eagle Mines Ltd.*                                    112,994
  1,130,000  Alamos Gold, Inc.                                            21,718
  2,600,000  Allied Nevada Gold Corp.*                                    69,524
    750,000  American Bonanza Gold Corp., acquired 10/07/2003;
                cost $632*(b)                                                278
  7,000,000  Aurizon Mines Ltd.*                                          49,506
  2,400,000  Axmin, Inc., acquired 12/06/2006-06/03/2008;
                cost $1,806*(b)                                              327
  2,580,000  Barrick Gold Corp.(a)                                       133,257
  1,350,000  Centerra Gold, Inc.                                          26,354
  5,630,000  Eldorado Gold Corp.                                          98,187
  5,300,000  Gammon Gold, Inc.*(a)                                        35,457
  2,840,000  Goldcorp, Inc.                                              129,475
 14,900,000  Great Basin Gold Ltd.*(a)                                    43,508
  1,900,000  IAMGOLD Corp.                                                31,122
  8,300,000  Kinross Gold Corp.                                          144,669
  3,000,000  Minefinders Corp. Ltd.*(a)                                   29,400
  1,872,100  Nautilus Minerals, Inc., acquired 2/02/2007-3/11/2009;
                cost $3,817*(b)                                            3,757
  5,200,000  New Gold, Inc.*                                              48,882
  1,500,000  Newmont Mining Corp.                                         88,245
    375,000  Northern Star Mining Corp., acquired 5/05/2006;
                cost $373*(b),(c)                                              -

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
 12,000,000  Northgate Minerals Corp.*                                $   36,120
  6,900,000  Oceanagold Corp.*                                            22,383
  4,000,000  Osisko Mining Corp.*                                         61,527
  1,600,000  Royal Gold, Inc.                                             82,432
  6,900,000  San Gold Corp.*                                              22,114
  7,150,000  Yamana Gold, Inc.                                            83,512
                                                                      ----------
                                                                       1,374,748
                                                                      ----------
             SOUTH AMERICAN GOLD COMPANIES (2.8%)
  1,280,000  Compania de Minas Buenaventura S.A. ADR                      64,819
                                                                      ----------
             Total Gold (cost: $1,107,958)                             1,920,265
                                                                      ----------

             PLATINUM GROUP METALS (5.4%)
  3,100,000  Impala Platinum Holdings Ltd.                                88,471
  1,480,000  Lonmin plc                                                   38,974
                                                                      ----------
             Total Platinum Group Metals (cost: $73,154)                 127,445
                                                                      ----------

             SILVER (7.8%)
  1,400,000  Pan American Silver Corp.                                    52,430
  3,510,000  Silver Wheaton Corp.*                                       129,484
                                                                      ----------
             Total Silver (cost: $64,169)                                181,914
                                                                      ----------
             Total Common Stocks (cost: $1,245,281)                    2,229,624
                                                                      ----------

             WARRANTS (0.4%)
             ---------------
             GOLD (0.3%)

             NORTH AMERICAN GOLD COMPANIES (0.3%)
     150,000 Agnico-Eagle Mines Ltd.*                                      5,625
      93,000 Gold Wheaton Gold Corp., acquired 6/19/2008;
                cost $128*(b)                                                 37
     385,000 Kinross Gold Corp.*                                           1,512
     930,000 New Gold, Inc.*                                                  77
                                                                      ----------
             Total Gold (cost: $2,194)                                     7,251
                                                                      ----------

             SILVER (0.1%)
     150,000 Mines Management, Inc.*                                          97
      91,530 Pan American Silver Corp., acquired 12/23/2009;
                cost $553*(b),(c)                                          1,128
                                                                      ----------
             Total Silver (cost: $553)                                     1,225
                                                                      ----------
             Total Warrants (cost: $2,747)                                 8,476
                                                                      ----------
             Total Equity Securities (cost: $1,248,028)                2,238,100
                                                                      ----------

================================================================================

22  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             MONEY MARKET INSTRUMENTS (4.5%)
             MONEY MARKET FUNDS (4.5%)
104,301,793  State Street Institutional Liquid
                Reserve Fund, 0.20%(d)                                $  104,302
                                                                      ----------
             Total Money Market Instruments (cost: $104,302)             104,302
                                                                      ----------

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)
--------------------------------------------------------------------------------
             SHORT-TERM INVESTMENTS PURCHASED WITH
             CASH COLLATERAL FROM SECURITIES LOANED (4.3%)

             REPURCHASE AGREEMENTS (3.7%)
    $42,660  Credit Suisse First Boston LLC, 0.25%,
                acquired on 11/30/2010 and due 12/01/2010 at
                $42,660 (collateralized by $38,246 of
                Freddie Mac(e), 0.75% - 5.87%,
                due 6/29/2012-1/05/2027; and $3,860 of
                Fannie Mae(e) 2.75%, due 12/29/2014;
                combined market value $43,515)                            42,660
     45,137  Deutsche Bank Securities, Inc. 0.24%,
                acquired on 11/30/2010 and due 12/01/2010 at
                $45,137 (collateralized by $45,758 of
                Freddie Mac(e), 1.30% - 1.63%, due
                4/26/2011-7/26/2013; market value $46,041)                45,137
                                                                      ----------
             Total Repurchase Agreements                                  87,797
                                                                      ----------

--------------------------------------------------------------------------------
NUMBER
OF SHARES
--------------------------------------------------------------------------------
             MONEY MARKET FUNDS (0.6%)
    401,789  Blackrock Liquidity Institutional
                TempFund, 0.18%(d)                                           402
 13,712,312  Fidelity Institutional Money Market
                Portfolio, 0.22%(d)                                       13,712
                                                                      ----------
             Total Money Market Funds                                     14,114
                                                                      ----------
             Total Short-Term Investments Purchased With Cash
               Collateral From Securities Loaned (cost: $101,911)        101,911
                                                                      ----------

             TOTAL INVESTMENTS (COST: $1,454,241)                     $2,444,313
                                                                      ==========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

----------------------------------------------------------------------------------------------------
($ IN 000s)                                            VALUATION HIERARCHY
----------------------------------------------------------------------------------------------------
                                          (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS              INPUTS         INPUTS         TOTAL
----------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                          $2,229,624          $        -             $-    $2,229,624
  Warrants                                    7,348               1,128              -         8,476

Money Market Instruments:
  Money Market Funds                        104,302                   -              -       104,302

Short-Term Investments
  Purchased With Cash
  Collateral From Securities
  Loaned:
  Repurchase Agreements                           -              87,797              -        87,797
  Money Market Funds                         14,114                   -              -        14,114
----------------------------------------------------------------------------------------------------
Total                                    $2,355,388             $88,925             $-    $2,444,313
----------------------------------------------------------------------------------------------------

For the period ended November 30, 2010, common stocks with a fair value of $107,715,000 were transferred from Level 2 to Level 1. Due to an assessment of events at the end of the prior reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. At November 30, 2010, closing prices were not adjusted for these securities.

================================================================================

24  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2010 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 85.2% of net assets at November 30, 2010.

o  CATEGORIES AND DEFINITIONS

   WARRANTS -- entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

o  PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

   ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

o  SPECIFIC NOTES

   (a) The security or a portion thereof was out on loan as of November 30, 2010.

   (b) Security deemed illiquid by the USAA Investment Management Company (Manager), under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  25

================================================================================

       at November 30, 2010, was $5,527,000, which represented 0.2% of the Fund's net assets.

   (c) Security was fair valued at November 30, 2010, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

   (d) Rate represents the money market fund annualized seven-day yield at November 30, 2010.

   (e) Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

     * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

26  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

November 30, 2010 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (including
    securities on loan of $100,533) (cost of $1,454,241)                     $2,444,313
  Cash denominated in foreign currencies (identified cost of $3,223)              3,170
  Receivables:
    Capital shares sold:
      Affiliated transactions (Note 8)                                              107
      Nonaffiliated transactions                                                  4,888
    USAA Investment Management Company (Note 7C)                                      5
    Dividends and interest                                                          517
    Securities sold                                                               3,458
    Other                                                                            39
                                                                             ----------
      Total assets                                                            2,456,497
                                                                             ----------
LIABILITIES
  Payables:
    Upon return of securities loaned                                            101,911
    Securities purchased                                                          6,763
    Capital shares redeemed                                                       1,679
  Unrealized depreciation on foreign currency contracts held, at value                3
  Accrued management fees                                                         1,493
  Accrued transfer agent's fees                                                     133
  Other accrued expenses and payables                                               168
                                                                             ----------
      Total liabilities                                                         112,150
                                                                             ----------
        Net assets applicable to capital shares outstanding                  $2,344,347
                                                                             ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                            $1,192,747
  Overdistribution of net investment income                                     (63,113)
  Accumulated net realized gain on investments                                  224,694
  Net unrealized appreciation of investments                                    990,072
  Net unrealized depreciation of foreign currency translations                      (53)
                                                                             ----------
        Net assets applicable to capital shares outstanding                  $2,344,347
                                                                             ==========
  Net asset value, redemption price, and offering price per share:
    Fund Shares (net assets of $2,283,433/50,377 shares outstanding)         $    45.33
                                                                             ==========
    Institutional Shares (net assets of $54,954/1,208 shares outstanding)    $    45.48
                                                                             ==========
    Adviser Shares (net assets of $5,960/132 shares outstanding)             $    45.28
                                                                             ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  27

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended November 30, 2010 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $241)                         $  5,270
  Interest                                                                       138
  Securities lending (net)                                                       267
                                                                            --------
       Total income                                                            5,675
                                                                            --------
EXPENSES
  Management fees                                                              7,923
  Administration and servicing fees:
    Fund Shares                                                                1,487
    Institutional Shares                                                          12
    Adviser Shares*                                                                2
  Transfer agent's fees:
    Fund Shares                                                                1,785
    Institutional Shares                                                          12
  Distribution and Service fees (Note 7E):
    Adviser Shares*                                                                4
  Custody and accounting fees:
    Fund Shares                                                                  179
    Institutional Shares                                                           6
  Postage:
    Fund Shares                                                                   69
  Shareholder reporting fees:
    Fund Shares                                                                   31
  Trustees' fees                                                                   5
  Registration fees:
    Fund Shares                                                                   30
    Adviser Shares*                                                                9
  Professional fees                                                               70
  Other                                                                           17
                                                                            --------
       Total expenses                                                         11,641
                                                                            --------
  Expenses reimbursed:
    Adviser Shares* (Note 7C)                                                     (5)
                                                                            --------
       Net expenses                                                           11,636
                                                                            --------
NET INVESTMENT LOSS                                                           (5,961)
                                                                            --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY
  Net realized gain on:
    Investments                                                              156,308
    Foreign currency transactions                                                515
  Change in net unrealized appreciation/depreciation of:
    Investments                                                              271,893
    Foreign currency translations                                               (179)
                                                                            --------
       Net realized and unrealized gain                                      428,537
                                                                            --------
  Increase in net assets resulting from operations                          $422,576
                                                                            ========

* Adviser Shares were initiated on August 1, 2010.

See accompanying notes to financial statements.

================================================================================

28  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended November 30, 2010 (unaudited), and year ended
May 31, 2010

--------------------------------------------------------------------------------

                                                                   11/30/2010         5/31/2010
-----------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment loss                                             $   (5,961)       $  (10,844)
   Net realized gain on investments                                   156,308            99,055
   Net realized gain on foreign currency transactions                     515               136
   Change in net unrealized appreciation/depreciation of:
      Investments                                                     271,893           273,793
      Foreign currency translations                                      (179)             (194)
                                                                   ----------------------------
         Increase in net assets resulting from operations             422,576           361,946
                                                                   ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                           -           (23,315)
      Institutional Shares                                                  -              (301)
                                                                   ----------------------------
         Total distributions of net investment income                       -           (23,616)
                                                                   ----------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 6)
   Fund Shares                                                        104,326           173,929
   Institutional Shares                                                 4,962            24,071
   Adviser Shares*                                                      5,074                 -
                                                                   ----------------------------
      Total net increase in net assets from capital
         share transactions                                           114,362           198,000
                                                                   ----------------------------
   Net increase in net assets                                         536,938           536,330
NET ASSETS
   Beginning of period                                              1,807,409         1,271,079
                                                                   ----------------------------
   End of period                                                   $2,344,347        $1,807,409
                                                                   ============================
Overdistribution of net investment income:
   End of period                                                   $  (63,113)       $  (57,152)
                                                                   ============================

* Adviser shares were initiated on August 1, 2010

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  29

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2010 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this semiannual report pertains only to the USAA Precious Metals and Minerals Fund (the Fund), which is classified as nondiversified under the 1940 Act. The Fund's investment objective is to seek long-term capital appreciation and to protect the purchasing power of shareholders' capital against inflation.

The Fund concentrates its investments in equity securities of domestic and foreign companies engaged in the exploration, mining, or processing of gold and other precious metals and minerals, such as platinum, silver, and diamonds. As such, the Fund may be exposed to more risk than portfolios with a broader industry diversification. As a nondiversified fund, the Fund may invest a greater percentage of its assets in a single issuer. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results because this Fund may be more susceptible to risk associated with a single economic, political, or regulatory event than a diversified fund.

The Fund has three classes of shares: Precious Metals and Minerals Fund Shares (Fund Shares), Precious Metals and Minerals Fund Institutional Shares (Institutional Shares), and effective August 1, 2010, Precious Metals and Minerals Fund Adviser Shares (Adviser Shares). Each class of

================================================================================

30  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

         place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Repurchase agreements are valued at cost, which approximates market value.

    6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market

================================================================================

32  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

         in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price.
         Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

         Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include warrants valued using market inputs and other factors deemed by the Manager to appropriately reflect fair value, and repurchase agreements valued at cost, which approximates fair value.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

================================================================================

34  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended November 30, 2010, custodian and other bank credits reduced the Fund's expenses by less than $500. For the six-month period ended November 30, 2010, the Fund did not incur any brokerage commission recapture credits.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

    indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. REDEMPTION FEES -- Adviser Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed or exchanged shares. All redemption fees paid will be accounted for by the Fund as an addition to paid in capital. For the six-month period ended November 30, 2010, the Adviser Shares incurred redemption fees of less than $500.

J. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.10% annually of the amount of the committed loan agreement). Prior to September 24, 2010, the maximum annual facility fee was 0.13% of the amount of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended November 30, 2010, the Fund paid CAPCO facility fees of $4,000, which represents 4.4% of the total fees paid to

================================================================================

36  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2010.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2011, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period, ended November 30, 2010, the Fund did not incur any income tax, interest, or penalties. As of November 30, 2010, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended May 31, 2010, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2010, were $429,713,000 and $296,779,000, respectively.

As of November 30, 2010, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

Gross unrealized appreciation and depreciation of investments as of November 30, 2010, were $993,571,000 and $3,499,000, respectively, resulting in net unrealized appreciation of $990,072,000.

(5) LENDING OF PORTFOLIO SECURITIES

The Fund, through its third-party securities-lending agent, ClearLend Securities (ClearLend), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. The Fund and ClearLend retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. ClearLend receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wells Fargo, parent company of ClearLend, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended November 30, 2010, the Fund received securities-lending income of $267,000, which is net of the 20% income retained by ClearLend. As of November 30, 2010, the Fund loaned securities having a fair market value of approximately $100,533,000 and received cash collateral of $101,911,000 for the loans. Of this amount, $101,911,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and less than $500 remained in cash.

================================================================================

38  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

(6) CAPITAL SHARE TRANSACTIONS

At November 30, 2010, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated Target Funds. Capital share transactions, for all classes were as follows, in thousands:

                                        SIX-MONTH
                                       PERIOD ENDED                YEAR ENDED
                                        11/30/2010                  5/31/2010
------------------------------------------------------------------------------------
                                    SHARES       AMOUNT        SHARES       AMOUNT
                                    ------------------------------------------------
FUND SHARES:
Shares sold                          8,809     $ 362,845       18,337      $ 606,297
Shares issued from reinvested
  dividends                              -             -          682         22,442
Shares redeemed                     (6,359)     (258,519)     (13,858)      (454,810)
                                    ------------------------------------------------
Net increase from capital share
  transactions                       2,450     $ 104,326        5,161      $ 173,929
                                    ================================================
INSTITUTIONAL SHARES:
Shares sold                            257     $  10,658        1,015      $  33,163
Shares issued from reinvested
  dividends                              -             -            9            301
Shares redeemed                       (137)       (5,696)        (276)        (9,393)
                                    ------------------------------------------------
Net increase from capital share
  transactions                         120     $   4,962          748      $  24,071
                                    ================================================
ADVISER SHARES
  (INITIATED ON AUGUST 1, 2010):
Shares sold                            132     $   5,090            -      $      -
Shares issued from reinvested
  dividends                              -             -            -              -
Shares redeemed                         (-)          (16)           -              -
Redemption fees                         (-)           (-)*         (-)            (-)
                                    ------------------------------------------------
Net increase from capital share
  transactions                         132     $   5,074            -      $       -
                                    ================================================

*Represents less than $500.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

(7) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Precious Metals Funds Index over the performance period. The Lipper Precious Metals Funds Index tracks the total return performance of the 10 largest funds in the Lipper Gold Oriented Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Institutional Shares and Adviser Shares includes the performance of the Fund Shares for periods prior to August 1, 2008, and August 1, 2010. The following table is utilized to determine the extent of the performance adjustment:

<APTION>
OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                    +/- 0.04%
+/- 4.01% to 7.00%                    +/- 0.05%
+/- 7.01% and greater                 +/- 0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

================================================================================

40  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Precious Metals Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended November 30, 2010, the Fund incurred total management fees, paid or payable to the Manager, of $7,923,000, which included a performance adjustment for the Fund Shares, Institutional Shares, and Adviser Shares of $296,000, $3,000, and less than $500, respectively. For the Fund Shares, Institutional Shares, and Adviser Shares, the performance adjustments were 0.03%, 0.01%, and less than 0.01%, respectively.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15%, 0.05%, and 0.15% of average net assets of the Fund Shares, Institutional Shares, and Adviser Shares, respectively. For the six-month period ended November 30, 2010, the Fund Shares, Institutional Shares, and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $1,487,000, $12,000, and $2,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2010, the Fund reimbursed the Manager $32,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has agreed, through October 1, 2011, to limit the annual expenses of the Adviser Shares to 1.45% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

    the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through October 1, 2011, without approval of the Trust's Board of Trustees, and may be changed or terminated by the Manager at any time after that date.

    The Manager had voluntarily agreed to limit the annual expenses of the Institutional Shares for its first two fiscal years to 0.94% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse the Institutional Shares for all expenses in excess of that amount. Effective October 1, 2010, the Manager terminated this voluntary agreement. For the six-month period ended November 30, 2010, the Adviser Shares incurred reimbursable expenses of $5,000, all of which was receivable from the Manager.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for both the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund Shares and Adviser Shares also pay SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.05% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended November 30, 2010, the Fund Shares, Institutional Shares, and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $1,785,000, $12,000, and less than $500, respectively.

E. DISTRIBUTION AND SERVICE (12b-1) FEES -- The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to the Manager (the distributor) for distribution and shareholder services. The distributor pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their

================================================================================

42  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

    customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares average daily net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended November 30, 2010, the Adviser Shares incurred distribution and service (12b-1) fees of $4,000.

F. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES

The Fund is one of 14 USAA mutual funds in which the affiliated Target Funds may invest. The Target Funds do not invest in the Fund for the purpose of exercising management or control. As of November 30, 2010, the Fund recorded a receivable for capital shares sold of $107,000 for the Target Funds' purchases of Institutional Shares. As of November 30, 2010, the Target Funds owned the following percent of the total outstanding shares of the Fund:

                                                                 OWNERSHIP %
----------------------------------------------------------------------------
USAA Target Retirement Income Fund                                  0.1%
USAA Target Retirement 2020 Fund                                    0.3
USAA Target Retirement 2030 Fund                                    0.7
USAA Target Retirement 2040 Fund                                    0.8
USAA Target Retirement 2050 Fund                                    0.4

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At November 30, 2010, USAA and its affiliates owned 132,000 shares, which represent 100% of the Adviser Shares and 0.3% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

(9) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                               SIX-MONTH
                              PERIOD ENDED
                              NOVEMBER 30,                     YEAR ENDED MAY 31,
                             ----------------------------------------------------------------------------
                                   2010          2010          2009          2008        2007        2006
                             ----------------------------------------------------------------------------
Net asset value at
  beginning of period        $    36.87    $    29.49    $    35.52    $    28.86    $  26.77    $  13.60
                             ----------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment
    income (loss)(a)               (.12)         (.24)         (.07)         (.08)        .07         .07
  Net realized and
    unrealized gain (loss)(a)      8.58          8.15         (3.37)         9.59        4.56       13.26
                             ----------------------------------------------------------------------------
Total from investment
  operations(a)                    8.46          7.91         (3.44)         9.51        4.63       13.33
                             ----------------------------------------------------------------------------
Less distributions from:
  Net investment income               -          (.53)         (.01)         (.59)       (.76)          -
  Realized capital gains              -             -         (2.58)        (2.26)      (1.78)       (.16)
                             ----------------------------------------------------------------------------
Total distributions                   -          (.53)        (2.59)        (2.85)      (2.54)       (.16)
                             ----------------------------------------------------------------------------
Net asset value at
  end of period              $    45.33    $    36.87    $    29.49    $    35.52    $  28.86    $  26.77
                             ============================================================================
Total return (%)*                 22.95         27.03(c)      (4.26)        34.24       17.70(b)    98.39
Net assets at
  end of period (000)        $2,283,433    $1,767,212    $1,261,041    $1,214,032    $816,468    $580,539
Ratios to average
  net assets:**
  Expenses (%)(d)
  Net investment                   1.15(e)       1.20(c)       1.31          1.19        1.21(b)     1.21
  income (loss) (%)                (.59)(e)      (.75)         (.31)        (.24)         .27         .33
Portfolio turnover (%)               15            23            28           28           12          29

  *  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 **  For the six-month period ended November 30, 2010, average net assets were $1,982,112,000.
(a)  Calculated using average shares. For the six-month period ended November 30, 2010, average shares were 48,797,000.
(b)  For the year ended May 31, 2007, SAS voluntarily reimbursed the Fund Shares for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund Shares' total return or ratio of expenses to average net assets.
(c)  During the year ended May 31, 2010, SAS reimbursed the Fund Shares $188,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares' total return was less than 0.01%. The reimbursement decreased the Fund
     Shares' expense ratios by 0.01%. This decrease is excluded from the expense ratios above.
(d)  Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:

                                   (.00%)(+)     (.00%)(+)     (.01%)       (.01%)       (.00%)(+)   (.01%)
     (+) Represents less than 0.01% of average net assets.
(e)  Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

44  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) -- INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                               SIX-MONTH
                                                              PERIOD ENDED
                                                              NOVEMBER 30, PERIOD ENDED MAY 31,
                                                              ---------------------------------
                                                                  2010        2010     2009***
                                                              ---------------------------------
Net asset value at beginning of period                         $ 36.95     $ 29.54     $ 31.64
                                                               -------------------------------
Income (loss) from investment operations:
  Net investment loss(a)                                          (.07)       (.13)       (.05)
  Net realized and unrealized gain(a)                             8.60        8.16         .54(d)
                                                               -------------------------------
Total from investment operations(a)                               8.53        8.03         .49
                                                               -------------------------------
Less distributions from:
  Net investment income                                              -        (.62)       (.01)
  Realized capital gains                                             -           -       (2.58)
                                                               -------------------------------
Total distributions                                                  -        (.62)      (2.59)
                                                               -------------------------------
Net asset value at end of period                               $ 45.48     $ 36.95     $ 29.54
                                                               ===============================
Total return (%)*                                                23.09       27.43        7.66
Net assets at end of period (000)                              $54,954     $40,197     $10,039
Ratios to average net assets:**
  Expenses (%)(b),(e)                                              .90(c)      .90         .90(c)
  Expenses, excluding reimbursements (%)(b)                        .90(c)      .90         .90(c)
  Net investment loss (%)                                         (.34)(c)    (.42)       (.28)(c)
Portfolio turnover (%)                                              15          23          28

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the six-month period ended November 30, 2010, average net assets were $46,467,000.
***  Institutional Shares were initiated on August 1, 2008.
(a) Calculated using average shares. For the six-month period ended November 30, 2010, average shares were 1,145,000.
(b) Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Reflected a net realized and unrealized gain per share, whereas the statement of operations reflected a net realized and unrealized loss for the period for the Fund in total. The difference in realized and unrealized gains and losses for the Fund versus the Institutional Shares is due to the timing of sales and repurchases of the Institutional Shares in relation to fluctuating market values for the portfolio.
(e) Prior to October 1, 2010, the Manager voluntarily agreed to limit the annual expenses of the Institutional Shares to 0.90% of the Institutional Shares' average net assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) -- ADVISER SHARES

Per share operating performance for a share outstanding throughout the period is as follows:

                                                                                       PERIOD ENDED
                                                                                       NOVEMBER 30,
                                                                                           2010***
                                                                                       ------------
Net asset value at beginning of period                                                     $36.47
                                                                                           ------
Income (loss) from investment operations:
  Net investment loss                                                                        (.11)
  Net realized and unrealized gain                                                           8.92
                                                                                           ------
Total from investment operations                                                             8.81
                                                                                           ------
Redemption fees                                                                              (.00)(c)
                                                                                           ------
Net asset value at end of period                                                           $45.28
                                                                                           ======
Total return (%)*                                                                           24.16
Net assets at end of period (000)                                                          $5,960
Ratios to average net assets:**(b)
  Expenses (%)(a)                                                                            1.45
  Expenses, excluding reimbursements (%)(a)                                                  1.78
  Net investment loss (%)                                                                    (.71)
Portfolio turnover (%)                                                                         15

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the period ended November 30, 2010, average net assets were $4,791,000. *** Adviser Shares were initiated on August 1, 2010.
(a) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Represents less than 0.01%.

================================================================================

46  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

EXPENSE EXAMPLE

November 30, 2010 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2010, through November 30, 2010, for the Fund Shares and Institutional Shares, and the period of August 1, 2010, through November 30, 2010, for the Adviser Shares.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be

================================================================================

                                                           EXPENSE EXAMPLE |  47

================================================================================

used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                 EXPENSES PAID
                                          BEGINNING            ENDING            DURING PERIOD**
                                         ACCOUNT VALUE      ACCOUNT VALUE        JUNE 1, 2010* -
                                         JUNE 1, 2010*    NOVEMBER 30, 2010     NOVEMBER 30, 2010
                                        ---------------------------------------------------------
FUND SHARES
Actual                                     $1,000.00          $1,229.50              $6.43
Hypothetical
  (5% return before expenses)               1,000.00           1,019.30               5.82

INSTITUTIONAL SHARES
Actual                                      1,000.00           1,230.90               5.03
Hypothetical
  (5% return before expenses)               1,000.00           1,020.56               4.56

ADVISER SHARES*
Actual                                      1,000.00           1,241.60               5.34
Hypothetical
  (5% return before expenses)               1,000.00           1,011.67               4.79

* For Adviser Shares the beginning of the period was the initiation date of August 1, 2010.
** Expenses are equal to the annualized expense ratio of 1.15% for Fund Shares, 0.90% for Institutional Shares, and 1.45% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days for Fund Shares and Institutional Shares (to reflect the one-half-year period) or 120/365 for Adviser Shares (to reflect the number of days expenses were accrued). The Fund's actual ending account values are based on its actual total returns of 22.95% for Fund Shares, 23.09% for Institutional Shares, and 24.16% for Adviser Shares for the six-month period of June 1, 2010, through November 30, 2010, for the Fund Shares and Institutional Shares, and August 1, 2010, through November 30, 2010, for the Adviser Shares.

================================================================================

48  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

TRUSTEES                              Christopher W. Claus
                                      Barbara B. Dreeben
                                      Robert L. Mason, Ph.D.
                                      Barbara B. Ostdiek, Ph.D.
                                      Michael F. Reimherr
                                      Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                        USAA Investment Management Company
INVESTMENT ADVISER,                   P.O. Box 659453
UNDERWRITER, AND                      San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                        USAA Shareholder Account Services
                                      9800 Fredericksburg Road
                                      San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                         State Street Bank and Trust Company
ACCOUNTING AGENT                      P.O. Box 1713
                                      Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                           Ernst & Young LLP
REGISTERED PUBLIC                     100 West Houston St., Suite 1800
ACCOUNTING FIRM                       San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                           Under "Products & Services"
SELF-SERVICE 24/7                     click "Investments," then
AT USAA.COM                           "Mutual Funds"

OR CALL                               Under "My Accounts" go to
(800) 531-USAA                        "Investments." View account balances,
        (8722)                        or click "I want to...," and select
                                      the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.


================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   At USAA.COM click: MY DOCUMENTS
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   =============================================================================
   23408-0111                                (C)2011, USAA. All rights reserved.





   ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.


                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2010

By:*     CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    01/26/2011
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    01/26/2011
         ------------------------------


By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    01/26/2011
         ------------------------------


*Print the name and title of each signing officer under his or her signature.